Stockholder’s Equity	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Stockholder’s Equity [Abstract]
Stockholder’s Equity

15. Stockholder’s Equity

Common stock

Maison was initially authorized to issue 500,000 shares of common stock with a par value of $0.0001 per share. On September 8, 2021, the total number of authorized shares of all classes of stock was increased to 100,000,000 by way of a 200-for-1 stock split, among which, the authorized shares were divided in to 92,000,000 shares of Class A common stock entitled to one (1) vote per share, 3,000,000 shares of Class B common stock entitled to ten (10) votes per share, and 5,000,000 shares of preferred stock. For the Class A common stock and Class B common stock, the rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting and conversion rights. Each share of Class A common stock is entitled to one (1) vote. Each share of Class B common stock is entitled to ten votes and is convertible at any time into one share of Class A common stock. John Xu holds all of our outstanding shares of Class B common stock. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively adjusted to reflect (i) the increase of share capital as if the change of share numbers became effective as of the beginning of the first period presented for Maison Group and (ii) the reclassification of all outstanding shares of our common stock beneficially owned by Golden Tree USA Inc. into Class B common stock, which are collectively referred to as the “Reclassification”.

14. Stockholder’s Equity (Deficit)

Common stock

Maison was initially authorized to issue 500,000 shares of common stock with a par value of $0.0001 per share. On September 8, 2021, the total number of authorized shares of all classes of stock was increased to 100,000,000 by way of a 200-for-1 stock split, among which, the authorized shares were divided in to 92,000,000 shares of Class A common stock entitled to one (1) vote per share and 3,000,000 shares of Class B common stock entitled to ten (10) votes per share and 5,000,000 shares of preferred stock. For the Class A common stock and Class B common stock, the rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting and conversion rights. Each share of Class A common stock is entitled to one (1) vote. Each share of Class B common stock is entitled to ten votes and is convertible at any time into one share of Class A common stock. John Xu holds all of our outstanding shares of Class B common stock. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively adjusted to reflect (i) the increase of share capital as if the change of share numbers became effective as of the beginning of the first period presented for Maison Group and (ii) the reclassification of all outstanding shares of our common stock beneficially owned by Golden Tree USA Inc. into Class B common stock, which are collectively referred to as the “Reclassification”.